                          DB HEDGE STRATEGIES FUND LLC
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                       FOR THE PERIOD FROM JUNE 28, 2002
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 2002

                          DB HEDGE STRATEGIES FUND LLC
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                        FOR THE PERIOD FROM JUNE 28, 2002
                          (COMMENCEMENT OF OPERATIONS)
                              TO SEPTEMBER 30, 2002



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital..........................  1

Statement of Operations........................................................  2

Statement of Changes in Members' Capital.......................................  3

Statement of Cash Flows........................................................  4

Statement of Financial Highlights..............................................  5

Notes to Financial Statements..................................................  6

DB HEDGE STRATEGIES FUND LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                  SEPTEMBER 30,
                                                                                      2002
                                                                                  ------------
ASSETS

Investments in investment funds, at value (cost $22,250,000)                      $ 21,632,059
Cash and cash equivalents                                                            2,677,161
Other assets                                                                            20,486
                                                                                  ------------

TOTAL ASSETS                                                                        24,329,706
                                                                                  ------------

LIABILITIES

Administration fee                                                                      30,783
Management fee                                                                           8,568
Accrued expenses                                                                        38,204
                                                                                  ------------

TOTAL LIABILITIES                                                                       77,555
                                                                                  ------------

NET ASSETS                                                                        $ 24,252,151
                                                                                  ============

MEMBERS' CAPITAL

Represented by:
Units ($1,000 par value; 150,000 units authorized; 25,000 units outstanding)      $ 25,000,000
Accumulated net investment loss                                                       (129,908)
Net unrealized depreciation on investments                                            (617,941)
                                                                                  ------------

TOTAL MEMBERS' CAPITAL                                                            $ 24,252,151
                                                                                  ============


NET ASSET VALUE PER UNIT
$24,252,151 per 25,000 Units                                                      $     970.09
                                                                                  ============


The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                        PERIOD FROM
                                                       JUNE 28, 2002
                                                       (COMMENCEMENT
                                                     OF OPERATIONS) TO
                                                     SEPTEMBER 30, 2002
                                                     ------------------
INVESTMENT INCOME
    Interest                                              $   6,733
                                                          ---------

EXPENSES
    Management fee                                          120,053
    Professional fees                                        47,500
    Administration fee                                       30,783
    Insurance fee                                            13,250
    Directors' fees                                          13,000
    Printing fees                                             6,667
    Blue Sky fees                                             5,000
    Registration fees                                         4,925
    Transfer Agency fees                                      4,500
    Custodian fees                                            2,385
    Miscellaneous fees                                           63
                                                          ---------

TOTAL GROSS EXPENSES                                        248,126

    Less : Management fee waivers                          (111,485)
                                                          ---------

TOTAL NET EXPENSES                                          136,641
                                                          ---------

NET INVESTMENT LOSS                                        (129,908)
                                                          ---------

CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS       (617,941)
                                                          ---------

DECREASE IN MEMBERS' CAPITAL FROM OPERATIONS              $(747,849)
                                                          =========


The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL  (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERIOD FROM
                                                             JUNE 28, 2002
                                                             (COMMENCEMENT
                                                           OF OPERATIONS) TO
                                                           SEPTEMBER 30, 2002
                                                           ------------------
FROM OPERATIONS
    Net investment loss                                       $   (129,908)
    Change in net unrealized depreciation on investments          (617,941)
                                                              ------------

DECREASE IN MEMBERS' CAPITAL
    FROM OPERATIONS                                               (747,849)
                                                              ------------

MEMBERS' CAPITAL TRANSACTIONS

    Proceeds from subscriptions                                 23,800,000
                                                              ------------

INCREASE IN MEMBERS' CAPITAL
    FROM CAPITAL TRANSACTIONS                                   23,800,000

MEMBERS' CAPITAL AT BEGINNING OF PERIOD *                      1,200,000 *
                                                              ------------

MEMBERS' CAPITAL AT END OF PERIOD                             $ 24,252,151
                                                              ============

* The Fund was initially capitalized with $1,200,000 of capital on June 27, 2002.


The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    PERIOD FROM
                                                                   JUNE 28, 2002
                                                                   (COMMENCEMENT
                                                                 OF OPERATIONS) TO
                                                                 SEPTEMBER 30, 2002
                                                                 ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
    Decrease in members' capital from operations                   $   (747,849)
    Adjustments to reconcile net decrease in members' capital
    from operations to net cash used in operating activities:
       Purchases of investments                                     (22,250,000)
       Net unrealized depreciation on investments                       617,941
       Increase in other assets                                         (20,486)
       Receivable for investments paid in advance                            --
       Increase in management fee payable                                 8,568
       Increase in administration fee payable                            30,783
       Net increase in accrued expenses                                  38,204
                                                                   ------------

NET CASH USED IN OPERATING ACTIVITIES                               (22,322,839)

CASH FLOWS FROM FINANCING ACTIVITIES
    Net capital contributions                                        23,800,000
                                                                   ------------

NET CASH PROVIDED BY FINANCING ACTIVITIES                            23,800,000

NET CHANGE IN CASH AND CASH EQUIVALENTS                               1,477,161
    Cash and cash equivalents at beginning of period                  1,200,000
                                                                   ------------
    Cash and cash equivalents at end of period                     $  2,677,161
                                                                   ============


The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC

STATEMENT OF FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                            PERIOD FROM
                                           JUNE 28, 2002
                                          (COMMENCEMENT OF
                                            OPERATIONS) TO
                                          SEPTEMBER 30, 2002
                                          ------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1,000.00
                                             ----------

INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                            (5.20)
   Net unrealized loss                           (24.71)
                                             ----------

      Total Loss From Operations                 (29.91)
                                             ----------

NET ASSET VALUE, END OF PERIOD               $   970.09
                                             ==========


TOTAL RETURN                                      -2.99% (1)

RATIOS TO AVERAGE NET ASSETS

  Expenses                                         2.20% (2) (A)
  Net investment loss                             -2.09% (2) (A)

SUPPLEMENTAL DATA

Net Assets, end of period (millions)              24.252
Portfolio turnover rate                            0.00%


(1) Total Return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted. Total Return for a period less than a full year is not annualized.

(2) Annualized.

(A) Ratios are after management waiver. Before such waivers, ratios would have been:

     Expenses                                      4.00% (2)
     Net investment loss                           3.89% (2)


The accompanying notes are an integral part of these financial statements.

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002                     (UNAUDITED)
--------------------------------------------------------------------------------

   1. ORGANIZATION

      DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on June 06, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's Units are registered under the Securities Act of 1933, as amended ("1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the Members. At least a majority of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

      DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund.

      The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At September 30, 2002, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $24,252,151.

      Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Units from Members on a quarterly basis. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole and absolute discretion.

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002 (CONTINUED)         (UNAUDITED)
--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES

      A. PORTFOLIO VALUATION

      The net asset value of the Fund will be determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

      The net asset value per Unit of the Fund will equal the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically as discussed in note 5. The Board has approved procedures pursuant to which the Fund will value its investment in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio.

      Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost, unless information available at the time of distribution provides for a different treatment.

      B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

      Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002 (CONTINUED)         (UNAUDITED)
--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      C. FUND COSTS

      The Fund will bear all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

      No provision for organizational or offering costs has been made (estimated at $520,000), as the Adviser has committed to paying these costs directly.

      D. INCOME TAXES

      The fund intends to operate and will elect to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      E. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in the PNC Money Market Account. The Fund treats all financial instruments that mature within three months as cash equivalents.

      F. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

   3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee will accrue monthly and will be payable at the end of each quarter.

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002 (CONTINUED)         (UNAUDITED)
--------------------------------------------------------------------------------

   3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      The Fund pays the Adviser an administrative servicing fee at the annual rate of .50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund.

      The Adviser has contractually agreed to waive its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through September 30, 2003. For the period from June 28, 2002 to September 30, 2002, the Adviser has agreed to waive management fee of $111,485.

      In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC, Inc. and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC, Inc. provides administrative, accounting, and investor services to the Fund as well as serving in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Adviser will pay PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC.

      The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC will, among other things: draft Board agendas and resolutions; prepare Board materials; communicate with the Directors; and draft Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser will compensate ICCC in the amount of $50,000 per year, payable quarterly in arrears.

      Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the Audit Committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the period ended September 30, 2002 were $13,000.

      PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

      Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002 (CONTINUED)         (UNAUDITED)
--------------------------------------------------------------------------------

   4. SECURITY TRANSACTIONS

      Aggregate purchases of Investment Funds for the period ended September 30, 2002, amounted to $22,250,000.

      At September 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2002, accumulated net unrealized depreciation on investments was $617,941, consisting of $232,931 gross unrealized appreciation and $850,872 gross unrealized depreciation.

   5. INVESTMENTS IN INVESTMENT FUNDS

      As of September 30, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments at September 30, 2002 are summarized below based on the investment objective of each specific Investment Fund.

INVESTMENT OBJECTIVE          COST            VALUE
--------------------      -----------      -----------
Event Driven              $ 1,750,000      $ 1,769,554
Global Macro                1,250,000        1,164,683
Long/Short Equity          10,000,000        9,668,137
Relative Value              9,250,000        9,029,685
                          -----------      -----------
TOTAL                     $22,250,000      $21,632,059
                          ===========      ===========

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002 (CONTINUED)         (UNAUDITED)
--------------------------------------------------------------------------------

   5. INVESTMENTS IN INVESTMENT FUNDS (CONTINUED)

      The following table lists the Fund's investments in Investment Funds as of September 30, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of .5% to 4% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                   % OF
                                                                  MEMBERS'
INVESTMENT FUND                                   VALUE           CAPITAL    LIQUIDITY
---------------                                   -----           -------    ---------
Alta Partners, L.P.                           $ 1,040,759           4.29%   Quarterly
Amaranth Partners, L.L.C.                       1,018,145           4.20%   Anniversary
Aristeia Partners, L.P.                         1,003,388           4.14%   Quarterly
Avenue Asia Investments, L.P.                   1,769,554           7.30%   Anniversary
Elm Ridge Capital Partners, L.P.                1,199,151           4.95%   Quarterly
Endeavor Capital Partners, L.P.                 1,200,534           4.95%   Annual
Giovine Investment Partners, L.P.               1,127,927           4.65%   Quarterly
Hunter Global Investors Fund, L.P.              1,185,027           4.89%   Quarterly
Jana Partners, L.P.                             1,186,640           4.89%   Quarterly
Japan Long/Short Partners, L.P.                 1,266,197           5.22%   Quarterly
Metacapital Fixed Income Relative, L.P.         1,045,511           4.31%   Quarterly
MPC Pilgrim Fund, L.P.                          1,272,920           5.25%   Monthly
Pimco Global Relative Value Fund, L.L.C.          947,262           3.90%   Quarterly
Safe Harbor Fund, L.P.                            673,310           2.78%   Monthly
Sagamore Hill Partners, L.P.                      984,855           4.06%   Quarterly
Theorema Europe Fund, LTD.                      1,229,741           5.07%   Monthly
Tiburon Fund, L.P.                              1,029,401           4.24%   Quarterly
Vega Relative Value Fund Limited                1,287,055           5.31%   Monthly
Vega Select Opportunities Fund Limited          1,164,682           4.80%   Monthly
                                              -----------         ------
TOTAL (COST $22,250,000)                      $21,632,059          89.20%

OTHER ASSETS, LESS LIABILITIES                  2,620,092          10.80%
                                              -----------         ------
MEMBERS' CAPITAL                              $24,252,151         100.00%
                                              ===========         ======

DB HEDGE STRATEGIES FUND LLC

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2002 (CONTINUED)         (UNAUDITED)
--------------------------------------------------------------------------------

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

   7. SUBSEQUENT EVENTS

      Effective October 1, 2002, the Fund received an initial contribution from an unaffiliated Member totaling $75,000.